NET (LOSS) INCOME PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to Gravitas Education Holdings, Inc. from continuing operations	$ (76,258)	$ (16,471)	$ (26,713)
Net (loss) income attributable to Gravitas Education Holdings, Inc. from discontinued operations	34,887	23,261	(10,567)
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.	$ (41,371)	$ 6,790	$ (37,280)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	28,291,887	28,208,734	28,122,851
Net (loss) per share from continuing operations-basic	$ (2.70)	$ (0.58)	$ (0.95)
Basic - discontinued operations (in dollars per share)	1.24	0.82	(0.38)
Diluted - discontinued operations (in dollars per share)	1.24	0.82	(0.38)
Net (loss) income per share-basic	(1.46)	0.24	(1.33)
Net (loss) income per share-diluted	$ (1.46)	$ 0.24	$ (1.33)